CONTINGENTLY REDEEMABLE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2014
Carrying Value of Contingently Redeemable Ordinary Shares

The carrying value of the Contingently Redeemable Ordinary Shares as of December 31, 2013 and 2014 is as follows:

RMB
Balance as of December 31, 2012	76,858
Changes in redemption value	3,174
Exchange rate effect	(2,355)

Balance as of December 31, 2013	77,677
Changes in redemption value	—
Conversion to Class A ordinary shares	(77,677)
Exchange rate effect	—

Balance as of December 31, 2014	—

Balance as of December 31, 2014 in US$	—